ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Available for sale marketable securities (Note 3)	$ 1,424	$ 44,766
Warrant derivative liability (Note 11)	11,537,997	612,042
Level 1 [Member]
Available for sale marketable securities (Note 3)	1,424	44,766
Warrant derivative liability (Note 11)	0	0
Level 2 [Member]
Available for sale marketable securities (Note 3)	0	0
Warrant derivative liability (Note 11)	0	0
Level 3 [Member]
Available for sale marketable securities (Note 3)	0	0
Warrant derivative liability (Note 11)	$ 11,537,997	$ 612,042